Unaudited interim condensed consolidated statement of financial position - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Noncurrent assets
Intangible assets	€ 451,000	€ 541,000
Property, plant and equipment	7,979,000	9,125,000
Deferred tax assets	210,000	225,000
Investments accounted for using the equity method	1,131,000	1,425,000
Other non-current assets	1,047,000	10,055,000
Total non-current assets	10,818,000	21,371,000
Current assets
Inventories	393,000	417,000
Trade receivables	809,000	3,807,000
Tax receivables	2,704,000	5,352,000
Other current assets	14,554,000	11,696,000
Cash and cash equivalents	10,147,000	26,918,000
Total current assets	28,608,000	48,189,000
Total assets	39,426,000	69,561,000
Shareholders' equity
Share capital	524,772	521,000
Premiums related to share capital	201,859,000	201,862,000
Reserves	(232,789,000)	(124,584,000)
Translation reserve	375,000	596,000
Net loss for the period	(49,029,000)	(110,426,000)
Shareholders' equity	(79,060,000)	(32,032,000)
Noncurrent liabilities
Long-term debt	46,846,000	32,181,000
Long-term debt - derivatives	13,569,000	10,265,000
Royalty certificates liabilities	7,263,000	6,327,000
Provisions for retirement benefit obligations	1,555,000	1,559,000
Long-term contract liabilities	76,000	70,000
Other non-current liabilities	1,032,000	1,032,000
Total non-current liabilities	70,340,000	51,434,000
Current liabilities
Shortterm debt	5,726,000	5,308,000
Trade payables	36,583,000	37,679,000
Short-term contract liabilities	3,000	6,000
Other current liabilities	5,834,000	7,165,000
Total current liabilities	48,146,000	50,158,000
Total liabilities	118,486,000	101,592,000
Total equity and liabilities	€ 39,426,000	€ 69,561,000